Equipment	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Equipment

5. Equipment

Equipment consists of the following:

	September 30, 2020	June 30, 2020

Equipment	$313,345	$228,578
	313,345	228,578
Less accumulated depreciation	(40,802)	(20,768)
Equipment, net	$272,543	$207,810

The total depreciation expense during the three months ended September 30, 2020 was $20,034 (three months ended September 30, 2019 - recovery of $1,550 due to write off of lease incentive liability).

6. Equipment

Equipment consists of the following:

	June 30, 2020	June 30, 2019
Leasehold improvements	$-	59,947
Equipment	228,578	9,050
	228,578	68,997
Less accumulated depreciation	(20,768)	(16,947)
Equipment, net	$207,810	$52,050